Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Trade and other receivables
(a)
Current

	2023	2022
	S$’000	S$’000
Trade receivables - Non-related parties	12,117	16,197
Trade receivables - Related parties	—	9
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	(4,120)	(5,081)
Trade receivables - net	7,997	11,125
Deposits	681	902
Prepayments	5,498	5,083
Other receivables	1,634	1,035
	15,810	18,145
(b)
Non-current

	2023	2022
	S$’000	S$’000
Deposits	1,078	2,562
Prepayments	1,599	1,997
	2,677	4,559